Schedule of Deferred Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
NOL Carryforward	$ 17,522	$ 14,030
Intangible Assets	4,171	4,676
Investment in Operating Partnership	9,631	8,388
Gross deferred tax assets	31,324	27,094
Less valuation allowance	(31,324)	(27,094)
Total deferred tax assets
Straight-line Rent
Total net deferred taxes